Non-controlling interest (NCI) (Tables)	12 Months Ended
Dec. 31, 2018
Non Controlling Interest [Abstract]
Summary of Non Controlling Interest

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2016		2017		2018
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	6,117,021	Ps.	5,610,289	Ps.	5,924,963
Current assets		1,155,778		1,505,069		784,583
Non-current liabilities		(2,590,361)		(1,840,532)		(2,041,456)
Current liabilities		(480,267)		(1,162,848)		(498,817)
Net assets		4,202,171		4,111,978		4,169,273
Net assets attributable to NCI	Ps.	1,071,554	Ps.	1,048,554	Ps.	1,063,165

	2016		2017		2018
Revenues	Ps.	1,622,033	Ps.	1,852,687	Ps.	2,509,511
Profit		281,078		321,416		397,110
OCI		773,453		(225,169)		(103,569)
Total comprehensive income		992,944		96,247		293,541
Profit allocated to NCI		71,675		81,961		101,263
OCI allocated to NCI	Ps.	117,787	Ps.	(31,635)	Ps.	(2,889)

	2016		2017		2018
Net cash provided by operating activities		729,858		625,619		772,358
Net cash provided by investment activities		13,673		(122,417)		(642,014)
Net cash used in financing activities		(156,099)		(202,264)		(137,040)
Net increase in cash and cash equivalents	Ps.	587,432	Ps.	300,938	Ps.	(6,696)